Loans - Schedule of fixed and floating interest rate distribution of the loan portfolio (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Loans, net	$ 5,713,022	$ 4,896,647
Costs:
Disclosure of detailed information about financial instruments [line items]
Loans, net	5,739,918	4,916,346
At fixed interest rates
Disclosure of detailed information about financial instruments [line items]
Loans, net	3,327,310	2,544,544
At floating interest rates
Disclosure of detailed information about financial instruments [line items]
Loans, net	$ 2,412,608	$ 2,371,802